Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The Company has evaluated subsequent events through August 13, 2026, the date the financial statements were available to be issued, and identified the following

Warrants Exchanged for Common Stock

Subsequent to June 30, 2026, the Company entered into conversion and exchange agreements with nineteen holders of its price-protected preferred stock, price-protected warrants, and alternate cashless exercise warrants, pursuant to a voluntary exchange offered on substantially the same economic terms to all holders of such securities (the “Voluntary Exchange”). The Voluntary Exchange was undertaken to simplify the Company’s capital structure; no cash was paid in either direction, no per-share price was stated or implied, and no other warrant or other instrument of the Company was repriced, amended, or extended in connection therewith. These agreements supersede and replace the conversion and exchange agreements entered into with certain holders in late 2025, which by their terms expired and became null and void when the Company did not complete an uplisting of its common stock to a national securities exchange on or before May 31, 2026.

Pursuant to these agreements, (i) holders converted an aggregate of 5,385 shares of Series G Preferred Stock, 887 shares of Series A Preferred Stock, 331 shares of Series H Preferred Stock, and 14,812 shares of Series I Preferred Stock into an aggregate of 614,890 shares of the Company’s common stock; (ii) holders exchanged an aggregate of 442,258 price-protected warrants for 442,258 shares of common stock on a one-for-one basis; and (iii) holders exercised an aggregate of 83,033 alternate cashless exercise warrants at their stated multipliers for an aggregate of 284,582 shares of common stock.

In addition, on July 14 and July 15, 2026, certain officers and employees of the Company converted an aggregate of 2,262 shares of Series H Preferred Stock into an aggregate of 44,009 shares of common stock pursuant to the conversion terms of the Series H certificate of designation, and exercised outstanding warrants containing alternate cashless exercise provisions, resulting in the cancellation of an aggregate of 114,060 warrants and the issuance of an aggregate of 456,240 shares of common stock; no cash proceeds were received by the Company in connection therewith. In total, subsequent to June 30, 2026, the Company issued or became obligated to issue an aggregate of 1,841,979 shares of common stock in connection with the foregoing conversions, exchanges, and exercises.

Issuance of Stock Options and Repricing of Stock Options

On August 10, 2026, subsequent to June 30, 2026, the Board of Directors, by unanimous written consent, approved a repricing of all stock options then outstanding under the Company’s 2026 Omnibus Securities and Incentive Plan (the “2026 Plan”) and the issuance of an additional tranche of options under the 2026 Plan. All share and per-share amounts below are stated on a post-split basis, giving effect to the one-for-twenty (1-for-20) reverse stock split of the Company’s common stock effected during 2026.

The Board amended the exercise price of each of the 1,283,500 options outstanding under the 2026 Plan (the “2026 Options”), whether vested or unvested, reducing the exercise price to $1.83 per share. Prior to the amendment, the 2026 Options carried exercise prices ranging from $6.00 to $12.00 per share. No other term of the 2026 Options was modified; the number of options, grant dates, vesting terms, expiration dates and all other terms and conditions remain unchanged, and no options were cancelled, forfeited, exchanged or regranted in connection with the repricing. On August 10, 2026, the closing sale price of the Company’s common stock on the OTC Markets OTC Link was $1.70 per share, the amended exercise price of $1.83 per share exceeds the closing price, with the result that the repriced options were out of the money and had no intrinsic value as of the date of the amendment.

The repricing will be accounted for as a modification under ASC 718, Compensation — Stock Compensation. Incremental compensation cost, if any, will be measured as the excess of the fair value of each modified award immediately after modification over the fair value of the original award immediately before modification, in each case measured as of the August 10, 2026 modification date. Incremental cost associated with vested awards will be recognized immediately, and incremental cost associated with unvested awards will be recognized over the remaining requisite service period. The Company estimates the incremental compensation cost resulting from the repricing to not be material.

The Board also approved the issuance of an aggregate of 546,250 non-qualified stock options under the 2026 Plan (the “Eighth Tranche Options”) at an exercise price of $1.83 per share, which exceeded the closing sale price of the common stock on the grant date. Following the issuance, 200,400 common-share equivalents remain available for issuance under the 2026 Plan. The Eighth Tranche Options will be measured at grant-date fair value in accordance with ASC 718, and, because the Eighth Tranche Options vested in full upon grant, the related compensation cost of approximately $929,000 will be recognized in its entirety during the third quarter of 2026.

Because these transactions occurred after June 30, 2026, they have no effect on the accompanying financial statements as of and for the period ended June 30, 2026, and the related compensation cost will be reflected in periods subsequent to that date.

Common stock issued for consulting services

Effective July 9, 2026, subsequent to June 30, 2026, the Company entered into a two-month consulting agreement under which it agreed to issue 115,000 shares of common stock to an investor-relations advisor as compensation for advisory services. The shares are restricted securities subject to a six-month holding period under Rule 144. The Company accounted for the issuance as a share-based payment to a nonemployee under ASC 718.

Sale of VTAK Series D Preferred Shares

On July 24, 2026, the Company entered into and closed a Securities Exchange and Purchase Agreement with two Investors (collectively, the “Investors”), pursuant to which the Company monetized 5,092 of the 5,778 shares of VTAK Series D Convertible Preferred Stock received as consideration in the Fly Flyte Transaction. Under that agreement, (i) the Company sold 4,217 of such shares (aggregate stated value $4,217,000) to the Investors for an aggregate cash purchase price of $2,989,266, and (ii) the Company transferred an additional 875 of such shares (aggregate stated value $875,000) to the Investors in full satisfaction, extinguishment and discharge of the entire outstanding principal amount of the Company’s Senior Convertible Promissory Notes held by the Investors, inclusive of original issue discount, together with all accrued and unpaid interest, fees and premiums thereunder. Effective upon the closing, all warrants held by the Investors were terminated, cancelled and extinguished in their entirety.

Note 16 – Subsequent Events

Note Issuances

Subsequent to December 31, 2025, the Company entered into a loan agreement with Jeremy Frommer, whereby Mr. Frommer issued the Company a promissory note of $125,000 on January 29, 2026. The note was issued with an original issue discount equal to 20% and has a maturity date of July 29, 2026. This note has a flat interest fee of 20% over the initial six-month term. No payments of principal or interest are due prior to the maturity date.

On February 13, 2026, the Company issued a $145,000 promissory note to a lender, bearing interest at 12% per annum and increasing to 18% upon default. The note had a maturity date of March 9, 2026. The note was repaid in full in connection with the sale of Fly Flyte, Inc. on March 9, 2026 and, accordingly, was no longer outstanding as of the date of this filing.

Subsequent to December 31, 2025, the Company entered into a loan agreement with a Lender whereby the Lender issued the Company a promissory note of $9,963 on January 5, 2026. The note was issued with an original issue discount equal to 8.3% and has a maturity date of January 5, 2027.

Note Defaults

On February 27, 2026, the February 27, 2025 Loan Agreement with Marc Sellouk went into default. In connection with the sale of Fly Flyte, Inc. on March 9, 2026, the note was transferred to the purchaser and, accordingly, was derecognized from the Company’s balance sheet as of the closing date. This note is no longer outstanding as of the date of this filing.

The December 30, 2024 Loan Agreement with Jeremy Frommer matured on February 28, 2026 and entered into default. On March 30, 2026, the outstanding principal and accrued interest were repaid in full, and the lender waived all default interest and related penalties. This note is no longer outstanding as of the date of this filing.

The Third Tranche of Uplist Financing

Subsequent to December 31, 2025, as part of the Uplist Financing (see Note 7 - Convertible Notes, Uplist Financing) one investor funded its agreed portion of the third tranche on January 16, 2026. The Company executed and delivered a Senior Convertible Note in the aggregate principal amount of $375,000 with common stock warrants, initially exercisable for an aggregate 595,938 shares, with a term of five years from the date of the issuance. The note had a 20% original issue discount, yielding net cash proceeds to the Company of $300,000.The note is convertible into shares of the Company’s common stock at the holder’s option at $10.00 per share, or mandatorily upon an approved national-exchange uplisting at the lower of (i) $10.00 per share, (ii) the uplist offering price, or (iii) a twenty percent (20%) discount to the lowest daily VWAP during the ten trading days prior to uplist. Each Note holder received Warrant coverage equal to one hundred percent (100%) of the Note face value, exercisable at $10.00 per share for a five-year term, with customary cashless-exercise provisions and full ratchet anti-dilution protection, as well as a 9.99% beneficial ownership limitation which can be adjusted on 61 days’ notice.

Settlement of May 31, 2024 Loan Agreement

Subsequent to December 31, 2025, the Company entered into a settlement agreement with the May 31, 2024 Lender, whereby the Company agreed to pay $46,899 over a period of six monthly installments. Upon completion of the full settlement payment, the remainder of the balance shall be forgiven and the loan will be completed.

Share Issuance

Subsequent to December 31, 2025, the Company issued 36,634 shares of its restricted common stock at a cost basis of $0.55 per share to BLSSM Communications, LLC in full satisfaction of the related $20,000 payable on January 1, 2026. The shares were issued as fully paid, non-assessable equity compensation in accordance with the Conversion Agreement dated October 31, 2025, and represent compensation earned upon issuance rather than a prepayment for future services. In accordance with Rule 144, the holding period for the securities begins on the issuance date.

Options Issuance

Subsequent to December 31, 2025, the Company granted an aggregate of 1,188,500 stock options to thirteen individuals, consisting of officers, directors, employees, and consultants, under its equity incentive plan. The grants were issued in six tranches between January 10, 2026 and April 21, 2026, with exercise prices ranging from $8.00 to $12.00 per share. The options vest immediately upon grant, with the exception of 6,000 options issued on January 20, 2026, which vest on July 20, 2027.

Reverse Stock Split Implementation

On November 18, 2025, the Company’s Board of Directors approved a 1-for-20 reverse stock split of the Company’s issued and outstanding common stock. The reverse stock split was subsequently implemented on February 24, 2026. In connection with the implementation, the per share amounts for loss per share calculations related to prior period and current period were adjusted on the basis of the new number of shares of common stock in the consolidated financial statements. 10,361 shares with a fair value of $103,610 were issued pursuant to rounding from this reverse stock split.

Michael Grecco Productions Settlement

On March 4, 2026, Creatd, Inc. entered into a confidential settlement agreement with Michael Grecco Productions, Inc. to resolve a pending legal matter in the United States District Court for the Southern District of New York (Case No. 1:25-cv-07594). The dispute related to claims arising from a photograph displayed by a third-party user on Creatd’s platform.

Under the terms of the agreement, Creatd agreed to pay a total settlement amount of $13,000, payable in two installments of $6,500, subject to customary conditions including execution of the agreement and dismissal of the action with prejudice. The second installment is due on April 17, 2026. Both parties agreed to mutual releases of claims related to the matter, and the plaintiff agreed not to pursue future claims relating to the subject content or similar third-party content prior to the effective date.

The settlement was entered into as a compromise of disputed claims, with no admission of liability by Creatd. Each party will bear its own legal fees, and the agreement includes customary confidentiality provisions, subject to applicable disclosure requirements.

Sale of Fly Flyte, Inc.

On March 9, 2026, the Company sold to Catheter Precision, Inc. (NYSE American: VTAK) (the “Buyer”) (i) 800,200 shares, representing 80.02% of the outstanding common stock of Fly Flyte, Inc. (“Fly Flyte”), and (ii) 100% of the membership interests of Ponderosa Air, LLC (“Ponderosa,” and together with Fly Flyte, the “Disposal Group”). The Buyer held the remaining 19.98% of Fly Flyte prior to the transaction and owns 100% of the entity following the closing. As a result, the Company no longer holds a controlling interest in the Disposal Group. The transfer of the Company’s entire remaining interest resulted in a loss of control, and the Company accounted for the transaction as a deconsolidation under ASC 810-10-40, derecognizing the assets, liabilities, and noncontrolling interest of the Disposal Group, measuring the consideration received at fair value, and recording the resulting loss within discontinued operations in the period of disposal.

The stated purchase price was $11,554,827, consisting of cash, a promissory note, and contingently issuable preferred stock. For purposes of measuring the deconsolidation under ASC 810-10-40-5, the Company measured the consideration received at fair value for a total of $11,676,828, including non-cash consideration in the form of Company liabilities assumed by the Buyer, as follows:

●	Cash consideration of $1,035,827, comprising a $259,000 advance received on February 13, 2026, $145,000 received on February 13, 2026 under a short-term loan agreement with the Buyer that was extinguished and applied against the purchase price at closing, and $631,827 paid within three business days of the closing;

●	A $5,000,000 promissory note payable by the Buyer in nine installments from April 2026 through December 2026. The note bears no stated interest if paid when due, with interest of 4% accruing on overdue amounts and an 18% default rate. Because the note is non-interest-bearing, the Company imputed interest under ASC 835-30 and recorded the note at the present value of the contractual cash flows, discounted at an imputed market rate of 10%, resulting in an initial fair value of $4,787,469;

●	5,778 shares of the Buyer’s Series D Convertible Preferred Stock, with a stated value of $1,000 per share (aggregate stated value of $5,778,000). Issuance of the preferred stock is contingent upon the Buyer obtaining the approval of its stockholders. The Series D Preferred is convertible into shares of VTAK common stock at a conversion price of $1.41 per share, determined under the Certificate of Designation as the lower of the VTAK closing price immediately prior to the closing date and the trailing five-trading-day volume-weighted average price, subject to a prospective downward reset following the effectiveness of a related resale registration statement and a floor of $0.35 per share. The Company measured the Series D Preferred at a fair value of approximately $5,614,086 on an as-converted basis using observable market inputs; and

●	$239,446 of Company liabilities assumed by the Buyer, consisting of $186,446 of the Company’s accounts payable and accrued liabilities and $53,000 of transition-period payroll.

As part of the transaction, the Buyer acquired Fly Flyte, its subsidiary Ponderosa Air LLC, and all Flyte-related assets, including the FAA Part 135 operating certificate, all intellectual property and operational systems, all personnel and management structures, and all contracts, vendor relationships, and customer accounts. In addition, $418,434 of promissory notes carried on Fly Flyte’s books, including a $361,143 promissory note payable to Fly Flyte’s chief executive officer, and certain litigation matters of the Disposal Group were derecognized through the sale of the subsidiary or assumed by the Buyer under the purchase agreement.

Following the closing, the Company’s continuing relationships with the Disposal Group and the Buyer consist of (i) the contingently issuable non-voting Series D Preferred Stock, which, upon issuance, the Company will account for as a passive equity investment under ASC 321, and (ii) a services agreement entered into by a subsidiary of the Company in April 2026 to provide marketing, creative, growth, and product-advisory services to Fly Flyte for a fixed monthly fee. Neither relationship provides the Company with power over the activities that most significantly affect the Disposal Group’s economic performance or with significant influence over the Buyer.